Document and Entity Information	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity File Number	1-10245
Entity Registrant Name	RCM Technologies, Inc.
Entity Central Index Key	0000700841
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	95-1480559
Entity Address, Address Line One	2500 McClellan Avenue, Suite 350
Entity Address, City or Town	Pennsauken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08109-4613
City Area Code	856
Local Phone Number	356-4500
Title of 12(b) Security	Common Stock, par value $0.05 per share
Trading Symbol	RCMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false